DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Impact of Restatements on Consolidated Financial Statements
The following tables summarize the impact of these restatements on the Company’s consolidated financial statements:

a.	Consolidated Balance Sheet

	Impact of Correction of Errors
	As	Adjustments
	previously reported	Amortization	Deferred Tax	As Restated
Balance at December 31, 2016 (Predecessor Company)
Intangible assets, net	$8,508,502	$(2,160,868)	$—	$6,347,634
Deferred tax asset, net	$26,979,233	$836,879	$—	$27,816,112
Total assets	$120,097,941	$(1,323,989)	$—	$118,773,952
Accumulated deficit	$(66,226,984)	$(1,323,989)	$—	$(67,550,973)
Total stockholder's equity	4,582,532	$(1,323,989)	$—	$3,258,543

b.	Consolidated Statements of Operations and Comprehensive (Loss) Income

	Impact of Correction of Errors
	As	Adjustments
	previously reported	Amortization	Deferred Tax	As Restated
For the year ended December 31, 2016 (Predecessor Company)
Depreciation and amortization	$4,341,933	$(1,811,599)	$—	$2,530,334
Provision for income tax expense	$3,382,044	$701,611	$—	$4,083,655
Net income	$8,290,038	$1,109,988	$—	$9,400,026
Comprehensive income	$8,399,958	$1,109,988	$—	$9,509,946

For the year ended December 31, 2015 (Predecessor Company)
Depreciation and amortization	$4,296,041	$(1,842,587)	$—	$2,453,454
Provision for income tax (benefit) expense	$(9,491,201)	$713,612	$12,969,232	$4,191,643
Net income	$17,598,081	$1,128,975	$(12,969,232)	$5,757,824
Comprehensive income	$17,541,499	$1,128,975	$(12,969,232)	$5,701,242

c.	Consolidated Statements of Changes in Stockholder’s Equity

	Impact of Correction of Errors
	As	Adjustments
	previously reported	Amortization	Deferred Tax	As Restated
Balance at December 31, 2014 (Predecessor Company)
Accumulated deficit	$(92,115,103)	$(3,562,952)	$12,969,232	$(82,708,823)
Total stockholder’s equity	$42,587,357	$(3,562,952)	$12,969,232	$51,993,637

Balance at December 31, 2015 (Predecessor Company)
Accumulated deficit	$(74,517,022)	$(2,433,977)	$—	$(76,950,999)
Total stockholder’s equity	$31,407,006	$(2,433,977)	$—	$28,973,029

Balance at December 31, 2016 (Predecessor Company)
Accumulated deficit	$(66,226,984)	$(1,323,989)	$—	$(67,550,973)
Total stockholder’s equity	$4,582,532	$(1,323,989)	$—	$3,258,543

d.	Consolidated Statements of Cash Flows

	Impact of Correction of Errors
	As	Adjustments
	previously reported	Amortization	Deferred Tax	As Restated
For the year ended December 31, 2016 (Predecessor Company)
Net income	$8,290,038	$1,109,988	$—	$9,400,026
Depreciation and amortization	$4,341,933	$(1,811,599)	$—	$2,530,334
Deferred taxes	$3,017,332	$701,611	$—	$3,718,943
Net cash provided by operating activities	$22,395,778	$—	$—	$22,395,778

For the year ended December 31, 2015 (Predecessor Company)
Net income	$17,598,081	$1,128,975	$(12,969,232)	$5,757,824
Depreciation and amortization	$4,296,041	$(1,842,587)	$—	$2,453,454
Deferred taxes	$(9,711,359)	$713,612	$12,969,232	$3,971,485
Net cash provided by operating activities	$4,465,445	$—	$—	$4,465,445